Offerings - Offering: 1	Dec. 04, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit	4.88
Maximum Aggregate Offering Price	$ 244,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 37,356.40
Offering Note	Calculated pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $4.88, which is the average of the high and low prices of the shares of the Class A common stock, par value $0.01, on December 4, 2024, as reported on the New York Stock Exchange.